Summary of Significant Accounting Policies (Details Narrative) (10-K) - Coastal Pride Company, Inc [Member] - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Allowances for doubtful accounts			$ 16,357	$ 5,246
In-transit inventory			739,044	266,334
Allowance for inventory
Revenue recognized	$ 5,000	$ 56,000	93,000
Advertising expenses			$ 2,642
Concentration risk percentage			10.00%
Four Suppliers [Member]
Concentration risk percentage			10.00%